Warrant Liability - Schedule of Warrants Outstanding and Fair Values (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Warrants Outstanding and Fair Values [Abstract]
Number of ordinary share warrants	4,530,000	4,530,000	4,530,000
Fair value of the warrants	$ 521,838	$ 2,338,223	$ 4,084,605